Condensed Interim Consolidated Statements of Cash Flows	9 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,415,991)	$ (3,330,107)	$ (3,939,961)	$ (2,714,616)
Adjustments to reconcile net loss to net cash from operating activities:
Accretion on asset retirement obligations	27,594	23,982	31,976	55,030
Depletion and depreciation	54,829	120,459	154,834	105,503
Foreign exchange loss (gain)	(5,087)			(7,168)
Amortization of debt discount	82,278
Loss on debt extinguishment	495,051
Forgiveness of loan payable				(7,800)
Finance expense				18,031
Change in fair value of warrant liability		(22,570)	(22,570)	(178,509)
Gain on settlement of warrant liability		(930)	(930)
Extinguishment of trade and other payables			(263,605)	(4,368)
Loss on settlement of asset retirement obligations			66,067
Share-based payments		318	318	546,335
Changes in operating assets and liabilities:
Trade and other receivables	58,315	40,599	58,773	(124,230)
Prepaid expenses and deposits	25,850	180,877	190,038	(271,126)
Trade and other payables	551,152	1,045,347	1,421,341	584,216
Amounts due to related parties				(24,536)
Right of use asset and lease liability	1,658	5,819	7,503	(785)
Net cash used in operating activities	(1,124,351)	(1,936,206)	(2,296,216)	(2,024,023)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures on property and equipment		(1,249,704)	(1,445,021)	(1,685,999)
Reclamation deposit redemption	70,000
Net cash provided by (used in) investing activities	70,000	(1,249,704)	(1,445,021)	(1,685,999)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debenture financing	1,365,000
Proceeds from issuance of private placement units				8,112,340
Proceeds from exercise of warrants		781,953	781,953
Share issuance costs		(93,861)	(136,623)	(1,067,868)
Loan payable proceeds	45,000
Convertible debenture repayment to related party			(38,291)	(34,709)
Loan from related party				(1,452)
Loan payable repayment	(10,000)		(83,561)	(23,600)
Debenture repayment		(38,291)
Net cash provided by financing activities	1,400,000	649,801	523,478	6,984,711
Change in cash during the period	345,649	(2,536,109)	(3,217,759)	3,274,689
Cash, beginning of the period	82,736	3,300,495	3,300,495	25,806
Cash, end of the period	428,385	764,386	82,736	3,300,495
Supplemental cash flow disclosures:
Interest paid	1,026	1,182	4,259	24,536
Taxes paid
Supplemental disclosures of non-cash investing and financing activities:
Share purchase warrants issued in connection with private placements				1,692,151
Share purchase warrants issued in connection with exercise of warrants		579,153	579,153
Share purchase warrants issued in connection with debt issuance	431,666
Trade and other payables related to property and equipment		$ 1,459,667	1,299,929	647,252
Loan payable issued for settlement			209,497
Changes in estimates of asset retirement obligations			$ 7,934	$ 371,212